Note 07 - Inventories (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Products
Oil products	$ 3,799	$ 3,379
Fuel alcohol	286	267
Products	4,085	3,646
Raw materials, mainly crude oil	5,690	5,494
Materials and supplies	2,044	1,917
Other	69	75
Inventory, total	11,888	11,132
Current inventories	11,834	11,117
Long-term inventories	$ 54	$ 15